ALLOWANCE FOR LOAN LOSSES - Roll forward of allowance for loan losses (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses:
Provision for losses on loans	$ 290	$ 590	$ 250	$ 150	$ 300	$ 200	$ 50	$ 150	$ 1,280	$ 700	$ 550
Loans Receivable
Allowance for loan losses:
Beginning balance				1,447				1,242	1,447	1,242	1,025
Provision for losses on loans									1,280	700	550
Charge-offs of loans									(568)	(508)	(333)
Recoveries									1	13
Ending balance	$ 2,160				$ 1,447				$ 2,160	$ 1,447	$ 1,242